Lease Right-of-Use Asset and Lease Liabilities - Schedule of Operating Lease Right of Use Asset (Details) - USD ($)	3 Months Ended		12 Months Ended	15 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Jul. 31, 2020	Oct. 31, 2020
Leases [Abstract]
Operating lease right of use asset, Beginning balance	$ 14,151
Additional portion from 1 July 31, 2020 to 30 June 2021			2,719	2,719
Accumulated amortization	(3,589)	$ (23,801)	(15,105)	(19,153)
Foreign exchange translation gain			549	224
Operating lease right of use asset, Ending Balance	$ 10,562		$ 14,151	$ 10,562